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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00266

Tri-Continental Corporation
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Tri-Continental Corporation

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 68.7%
CONSUMER DISCRETIONARY 6.4%
Auto Components 0.5%
Delphi Automotive PLC	119,800	$7,348,532
Automobiles 0.5%
General Motors Co.	235,000	7,505,900
Hotels, Restaurants & Leisure 0.4%
Marriott International, Inc., Class A	9,100	636,090
Wyndham Worldwide Corp.	74,500	6,053,870
Total		6,689,960
Internet & Catalog Retail 0.1%
Expedia, Inc.	10,700	937,534
Media 2.2%
Cinemark Holdings, Inc.	120,000	4,084,800
Comcast Corp., Class A	306,400	16,478,192
DIRECTV (a)	42,300	3,659,796
Walt Disney Co. (The)	110,800	9,864,524
Total		34,087,312
Specialty Retail 2.2%
Best Buy Co., Inc.	338,600	11,373,574
Home Depot, Inc. (The)	203,900	18,705,786
Lowe’s Companies, Inc.	64,500	3,413,340
Total		33,492,700
Textiles, Apparel & Luxury Goods 0.5%
VF Corp.	117,300	7,745,319
TOTAL CONSUMER DISCRETIONARY		97,807,257
CONSUMER STAPLES 6.1%
Beverages 1.0%
Dr. Pepper Snapple Group, Inc.	127,500	8,199,525
PepsiCo, Inc.	87,500	8,145,375
Total		16,344,900
Food & Staples Retailing 1.1%
CVS Health Corp.	24,700	1,965,873
Kroger Co. (The)	279,600	14,539,200
Total		16,505,073
Food Products 1.5%
Archer-Daniels-Midland Co.	214,700	10,971,170
Tyson Foods, Inc., Class A	294,000	11,574,780
Total		22,545,950

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products 0.2%
Kimberly-Clark Corp.	26,900	$2,893,633
Tobacco 2.3%
Altria Group, Inc.	223,600	10,272,184
Philip Morris International, Inc.	298,200	24,869,880
Total		35,142,064
TOTAL CONSUMER STAPLES		93,431,620
ENERGY 7.3%
Energy Equipment & Services 0.8%
National Oilwell Varco, Inc.	164,200	12,495,620
Oil, Gas & Consumable Fuels 6.5%
BP PLC, ADR	165,000	7,251,750
Chevron Corp. (b)	90,900	10,846,188
ConocoPhillips	317,000	24,256,840
EOG Resources, Inc.	53,100	5,257,962
Exxon Mobil Corp.	57,700	5,426,685
Kinder Morgan, Inc.	200,000	7,668,000
Occidental Petroleum Corp.	80,000	7,692,000
ONEOK, Inc.	117,500	7,702,125
Phillips 66	121,100	9,846,641
Valero Energy Corp.	258,100	11,942,287
Total		97,890,478
TOTAL ENERGY		110,386,098
FINANCIALS 12.5%
Banks 4.4%
Bank of Montreal	105,000	7,730,100
Citigroup, Inc.	363,200	18,821,024
Cullen/Frost Bankers, Inc.	100,000	7,651,000
JPMorgan Chase & Co.	194,500	11,716,680
KeyCorp	687,200	9,160,376
Wells Fargo & Co.	223,100	11,572,197
Total		66,651,377
Capital Markets 2.1%
Ares Capital Corp.	475,000	7,676,000
BlackRock, Inc.	24,200	7,945,344
Goldman Sachs Group, Inc. (The)	25,900	4,754,463
Invesco Ltd.	96,500	3,809,820
T. Rowe Price Group, Inc.	100,000	7,840,000
Total		32,025,627

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance 1.4%
Capital One Financial Corp.	167,000	$13,630,540
Discover Financial Services	86,800	5,589,052
Navient Corp.	130,200	2,305,842
Total		21,525,434
Insurance 2.3%
ACE Ltd.	24,800	2,600,776
Aflac, Inc.	147,600	8,597,700
Aon PLC	147,100	12,896,257
Lincoln National Corp.	43,900	2,352,162
Prudential Financial, Inc.	21,700	1,908,298
Travelers Companies, Inc. (The)	76,600	7,195,804
Total		35,550,997
Real Estate Investment Trusts (REITs) 2.3%
CBS Outdoor Americas, Inc.	132,500	3,967,050
Colony Financial, Inc.	175,000	3,916,500
Host Hotels & Resorts, Inc.	446,100	9,515,313
National Health Investors, Inc.	65,000	3,714,100
Simon Property Group, Inc.	39,400	6,478,148
Starwood Property Trust, Inc.	340,000	7,466,400
Total		35,057,511
TOTAL FINANCIALS		190,810,946
HEALTH CARE 8.6%
Biotechnology 1.9%
Amgen, Inc.	40,000	5,618,400
Celgene Corp. (a)	62,400	5,914,272
Gilead Sciences, Inc. (a)	123,400	13,135,930
Pharmacyclics, Inc. (a)	7,600	892,468
Vertex Pharmaceuticals, Inc. (a)	33,700	3,784,847
Total		29,345,917
Health Care Equipment & Supplies 1.2%
Becton Dickinson and Co.	57,800	6,578,218
CR Bard, Inc.	75,500	10,774,605
Total		17,352,823
Health Care Providers & Services 1.4%
Cardinal Health, Inc.	113,100	8,473,452
WellPoint, Inc.	103,800	12,416,556
Total		20,890,008
Pharmaceuticals 4.1%
AbbVie, Inc.	215,600	12,453,056
Merck & Co., Inc.	451,000	26,735,280
Pfizer, Inc.	669,709	19,803,295

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Theravance, Inc.	225,000	$3,845,250
Total		62,836,881
TOTAL HEALTH CARE		130,425,629
INDUSTRIALS 7.0%
Aerospace & Defense 2.8%
General Dynamics Corp.	44,600	5,668,214
Lockheed Martin Corp.	80,500	14,713,790
Raytheon Co.	217,100	22,061,702
Total		42,443,706
Airlines 1.1%
Delta Air Lines, Inc.	118,600	4,287,390
Southwest Airlines Co.	368,700	12,450,999
Total		16,738,389
Electrical Equipment 0.9%
Emerson Electric Co.	213,700	13,373,346
Industrial Conglomerates 0.7%
General Electric Co.	450,000	11,529,000
Machinery 0.9%
Caterpillar, Inc.	42,400	4,198,872
Illinois Tool Works, Inc.	81,700	6,897,114
Parker-Hannifin Corp.	19,200	2,191,680
Total		13,287,666
Professional Services 0.1%
Dun & Bradstreet Corp. (The)	11,800	1,386,146
Transportation Infrastructure 0.5%
Macquarie Infrastructure Co. LLC	114,000	7,603,800
TOTAL INDUSTRIALS		106,362,053
INFORMATION TECHNOLOGY 12.2%
Communications Equipment 2.1%
Cisco Systems, Inc.	991,300	24,951,021
QUALCOMM, Inc.	103,200	7,716,264
Total		32,667,285
Internet Software & Services 1.2%
Facebook, Inc., Class A (a)	49,300	3,896,672
Google, Inc., Class A (a)	9,425	5,545,764

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
VeriSign, Inc. (a)	154,600	$8,521,552
Total		17,963,988
IT Services 2.0%
Automatic Data Processing, Inc.	95,000	7,892,600
MasterCard, Inc., Class A	206,400	15,257,088
Visa, Inc., Class A	35,200	7,510,624
Total		30,660,312
Semiconductors & Semiconductor Equipment 2.0%
Altera Corp.	55,400	1,982,212
Broadcom Corp., Class A	234,300	9,470,406
Intel Corp.	235,000	8,182,700
Xilinx, Inc.	240,500	10,185,175
Total		29,820,493
Software 2.5%
Microsoft Corp.	496,000	22,994,560
Oracle Corp.	407,900	15,614,412
Total		38,608,972
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc.	356,350	35,902,263
TOTAL INFORMATION TECHNOLOGY		185,623,313
MATERIALS 3.2%
Chemicals 2.0%
Dow Chemical Co. (The)	155,000	8,128,200
LyondellBasell Industries NV, Class A	132,300	14,375,718
PPG Industries, Inc.	37,300	7,338,402
Total		29,842,320
Metals & Mining 0.6%
Freeport-McMoRan, Inc.	240,000	7,836,000
Jaguar Mining, Inc. (a)	1,173,564	607,765
Total		8,443,765
Paper & Forest Products 0.6%
International Paper Co.	202,900	9,686,446
TOTAL MATERIALS		47,972,531
TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	408,900	14,409,636
CenturyLink, Inc.	228,000	9,322,920

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	300,000	$14,997,000
Total		38,729,556
TOTAL TELECOMMUNICATION SERVICES		38,729,556
UTILITIES 2.9%
Electric Utilities 0.7%
Duke Energy Corp.	110,000	8,224,700
Entergy Corp.	21,400	1,654,862
Total		9,879,562
Independent Power and Renewable Electricity Producers 0.4%
AES Corp. (The)	446,000	6,324,280
Multi-Utilities 1.8%
Ameren Corp.	205,000	7,857,650
Dominion Resources, Inc.	115,000	7,945,350
Public Service Enterprise Group, Inc.	327,600	12,199,824
Total		28,002,824
TOTAL UTILITIES		44,206,666
Total Common Stocks (Cost: $886,702,210)		$1,045,755,669

Convertible Preferred Stocks 8.4%
CONSUMER STAPLES 1.3%
Food Products 1.3%
Bunge Ltd., 4.875%	75,000	8,137,875
Post Holdings, Inc., 3.750% (c)	42,500	3,586,056
Tyson Foods, Inc., 4.750% (a)	162,000	8,190,720
Total		19,914,651
TOTAL CONSUMER STAPLES		19,914,651
ENERGY 1.5%
Oil, Gas & Consumable Fuels 1.5%
Chesapeake Energy Corp., 5.750% (c)	10,500	11,648,437
Energy XXI Bermuda Ltd., 5.625%	35,000	6,792,188
Penn Virginia Corp., 6.000% (c)	41,900	4,150,660
Total		22,591,285
TOTAL ENERGY		22,591,285
FINANCIALS 3.3%
Banks 1.0%
Bank of America Corp., 7.250%	6,900	7,910,850

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Wells Fargo & Co., 7.500%	6,500	$7,816,315
Total		15,727,165
Real Estate Investment Trusts (REITs) 2.3%
Alexandria Real Estate Equities, Inc., 7.000%	290,000	7,807,351
Crown Castle International Corp., 4.500%	77,500	8,102,470
Health Care REIT, Inc., 6.500%	135,000	7,719,300
Weyerhaeuser Co., 6.375%	140,000	7,564,200
iStar Financial, Inc., 4.500%	62,500	3,602,731
Total		34,796,052
TOTAL FINANCIALS		50,523,217
HEALTH CARE 0.3%
Health Care Equipment & Supplies 0.3%
Alere, Inc., 3.000%	12,000	3,993,660
TOTAL HEALTH CARE		3,993,660
INDUSTRIALS 0.8%
Aerospace & Defense 0.8%
United Technologies Corp., 7.500%	200,000	11,778,000
TOTAL INDUSTRIALS		11,778,000
MATERIALS 0.2%
Metals & Mining 0.2%
Alcoa, Inc., 5.375% (a)	77,000	3,842,300
TOTAL MATERIALS		3,842,300
UTILITIES 1.0%
Electric Utilities 0.5%
NextEra Energy, Inc., 5.599%	127,500	7,987,748
Multi-Utilities 0.5%
CenterPoint Energy, Inc., 3.719% (d)	130,000	7,905,625
TOTAL UTILITIES		15,893,373
Total Convertible Preferred Stocks (Cost: $120,149,524)		$128,536,486

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 12.0%
Aerospace & Defense 0.3%
ADS Tactical, Inc. Senior Secured (c)
04/01/18	11.000%	$4,200,000	$4,032,000
Banking 0.5%
Popular, Inc. Senior Unsecured
07/01/19	7.000%	8,000,000	8,040,000
Construction Machinery 0.5%
United Rentals North America, Inc.
11/15/24	5.750%	7,600,000	7,695,000
Consumer Cyclical Services 0.5%
ADT Corp. (The) Senior Unsecured
04/15/19	4.125%	8,000,000	7,840,000
Diversified Manufacturing 1.1%
Gardner Denver, Inc. Senior Unsecured (c)
08/15/21	6.875%	7,900,000	7,919,750
Hamilton Sundstrand Corp. Senior Unsecured (c)
12/15/20	7.750%	7,750,000	8,040,625
Total			15,960,375
Electric 0.7%
AES Corp. (The)
Senior Unsecured
07/01/21	7.375%	5,800,000	6,496,000
03/15/24	5.500%	1,199,000	1,166,028
DPL, Inc. Senior Unsecured (c)(e)
10/01/19	6.750%	2,857,000	2,906,997
Total			10,569,025
Food and Beverage 0.5%
Chiquita Brands International, Inc./LLC Senior Secured
02/01/21	7.875%	400,000	432,000
Post Holdings, Inc. (c)
12/01/21	6.750%	7,957,000	7,539,258
Total			7,971,258

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction 0.5%
Taylor Morrison Communities, Inc./Monarch, Inc. (c)
04/15/21	5.250%	$8,200,000	$7,995,000
Independent Energy 2.0%
American Energy-Permian Basin LLC/Finance Corp. (c)
Senior Unsecured
11/01/20	7.125%	667,000	610,305
11/01/21	7.375%	7,333,000	6,709,695
Goodrich Petroleum Corp.
03/15/19	8.875%	7,599,000	7,807,972
Parsley Energy LLC/Finance Corp. Senior Unsecured (c)
02/15/22	7.500%	7,446,000	7,678,688
Stone Energy Corp.
11/15/22	7.500%	7,400,000	7,624,220
Total			30,430,880
Leisure 0.5%
Live Nation Entertainment, Inc. (c)
06/15/22	5.375%	7,998,000	7,958,010
Media and Entertainment 0.5%
AMC Networks, Inc.
12/15/22	4.750%	8,000,000	7,900,000
Metals 0.8%
Alpha Natural Resources, Inc.
04/15/18	9.750%	5,200,000	3,796,000
United States Steel Corp. Senior Unsecured
04/01/21	6.875%	7,550,000	7,965,250
Total			11,761,250
Other Industry 0.5%
MasTec, Inc.
03/15/23	4.875%	7,900,000	7,386,500
Pharmaceuticals 0.3%
Salix Pharmaceuticals Ltd. (c)
01/15/21	6.000%	4,080,000	4,416,600
Retailers 0.4%
Rite Aid Corp. Senior Unsecured
02/15/27	7.700%	4,982,000	5,330,740

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Supermarkets 0.5%
Safeway, Inc. Senior Unsecured
02/01/31	7.250%	$8,112,000	$7,948,389
Technology 0.5%
Micron Technology, Inc. Senior Unsecured (c)
02/01/25	5.500%	8,000,000	7,840,000
Transportation Services 0.4%
XPO Logistics, Inc. Senior Unsecured (c)
09/01/19	7.875%	5,608,000	5,790,260
Wirelines 1.0%
Frontier Communications Corp. Senior Unsecured
01/15/25	6.875%	8,030,000	7,929,625
Level 3 Escrow II, Inc. (c)
08/15/22	5.375%	8,000,000	7,880,000
Total			15,809,625
Total Corporate Bonds & Notes (Cost: $185,062,481)			$182,674,912

Convertible Bonds 8.6%
Automotive 1.0%
Navistar International Corp. (c)
Senior Subordinated Notes
04/15/19	4.750%	9,959,000	9,965,224
10/15/18	4.500%	1,530,000	1,489,302
Wabash National Corp. Senior Unsecured
05/01/18	3.375%	2,900,000	3,873,240
Total			15,327,766
Brokerage/Asset Managers/Exchanges 0.3%
Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	4,500,000	3,791,250
Finance Companies 0.2%
Air Lease Corp. Senior Unsecured
12/01/18	3.875%	2,700,000	3,663,563

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Food and Beverage 0.5%
Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	$7,500,000	$7,500,000
Health Care 0.8%
Omnicare, Inc.
04/01/42	3.750%	5,020,000	7,865,838
Teleflex, Inc. Senior Subordinated Notes
08/01/17	3.875%	2,270,000	3,911,494
Total			11,777,332
Independent Energy —%
Endeavour International Corp.
07/15/16	5.500%	4,400,000	242,000
Integrated Energy 0.4%
American Energy - Utica LLC PIK (c)
03/01/21	3.500%	2,084,000	2,417,440
GT Advanced Technologies, Inc. Senior Unsecured
12/15/20	3.000%	3,300,000	3,766,125
Total			6,183,565
Metals 0.2%
Alpha Natural Resources, Inc.
12/15/20	4.875%	5,080,000	3,006,725
Oil Field Services 0.2%
Cobalt International Energy, Inc. Senior Unsecured
12/01/19	2.625%	4,500,000	3,733,965
Other Financial Institutions 0.5%
Forest City Enterprises, Inc. Senior Unsecured
08/15/20	3.625%	7,598,000	7,821,191
Other Industry 0.3%
General Cable Corp. Subordinated Notes (d)
11/15/29	4.500%	5,500,000	3,822,500

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Other REIT 0.4%
Blackstone Mortgage Trust, Inc. Senior Unsecured
12/01/18	5.250%	$5,750,000	$6,010,590
Pharmaceuticals 0.5%
ARIAD Pharmaceuticals, Inc. Senior Unsecured (c)
06/15/19	3.625%	4,100,000	3,758,880
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	5,350,000	3,664,750
Total			7,423,630
Property & Casualty 0.4%
MGIC Investment Corp. (c)
04/01/63	9.000%	4,700,000	6,004,250
Refining 0.2%
Clean Energy Fuels Corp. Senior Unsecured (c)
10/01/18	5.250%	4,150,000	3,706,639
Retailers 0.3%
HeartWare International, Inc. Senior Unsecured
12/15/17	3.500%	3,500,000	3,799,687
Technology 1.6%
Ciena Corp. Senior Unsecured (c)
10/15/18	3.750%	6,300,000	7,322,490
Mentor Graphics Corp. Subordinated Notes
04/01/31	4.000%	6,500,000	7,519,687
Powerwave Technologies, Inc. Subordinated Notes (f)(g)(h)
10/01/27	3.875%	2,000,000	200
TiVo, Inc. Senior Unsecured (c)
03/15/16	4.000%	3,100,000	3,935,063
j2 Global, Inc. Senior Unsecured
06/15/29	3.250%	5,800,000	5,781,875
Total			24,559,315

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Tobacco 0.5%
Vector Group Ltd.
Senior Unsecured
04/15/20	1.750%	$3,400,000	$3,791,748
Vector Group Ltd. (d)
Senior Unsecured
01/15/19	2.500%	2,824,000	4,134,336
Total			7,926,084
Transportation Services 0.3%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	4,000,000	3,955,000
Total Convertible Bonds (Cost: $129,893,128)			$130,255,052

Preferred Debt 0.3%
Banking 0.3%
Synovus Financial Corp. (d)
12/31/49	7.875%	150,000	$4,132,500
Total Preferred Debt (Cost: $3,823,450)			$4,132,500

	Shares	Value

Money Market Funds 1.8%
Columbia Short-Term Cash Fund, 0.093% (i)(j)	6,823,457	$6,823,457
JPMorgan Prime Money Market Fund, 0.010% (i)	20,603,302	20,603,302
Total Money Market Funds (Cost: $27,426,759)		$27,426,759
Total Investments
(Cost: $1,353,057,552) (k)		$1,518,781,378(l)
Other Assets & Liabilities, Net		2,449,114
Net Assets		$1,521,230,492

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, securities totaling $525,008 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	15	USD	7,370,625	12/2014	—	(46,589)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $145,301,629 or 9.55% of net assets.

(d)	Variable rate security.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2014 was $200, which represents less than 0.01% of net assets. Information concerning such security holdings at September 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Powerwave Technologies, Inc.
Subordinated Notes
10/01/27 3.875%	04-04-2012 - 04-05-2012	999,030

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2014, the value of these securities amounted to $200, which represents less than 0.01% of net assets.

(h)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2014, the value of these securities amounted to $200, which represents less than 0.01% of net assets.

(i)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,586,660	57,729,363	(55,492,566)	6,823,457	3,034	6,823,457

(k)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $1,353,058,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$193,573,000
Unrealized Depreciation	(27,850,000)
Net Unrealized Appreciation	$165,723,000

(l)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	97,807,257	—	—	97,807,257
Consumer Staples	93,431,620	—	—	93,431,620
Energy	110,386,098	—	—	110,386,098
Financials	190,810,946	—	—	190,810,946
Health Care	130,425,629	—	—	130,425,629
Industrials	106,362,053	—	—	106,362,053
Information Technology	185,623,313	—	—	185,623,313
Materials	47,364,766	607,765	—	47,972,531
Telecommunication Services	38,729,556	—	—	38,729,556
Utilities	44,206,666	—	—	44,206,666
Convertible Preferred Stocks
Consumer Staples	—	19,914,651	—	19,914,651
Energy	—	22,591,285	—	22,591,285
Financials	31,010,665	19,512,552	—	50,523,217
Health Care	3,993,660	—	—	3,993,660
Industrials	11,778,000	—	—	11,778,000
Materials	3,842,300	—	—	3,842,300
Utilities	—	15,893,373	—	15,893,373
Total Equity Securities	1,095,772,529	78,519,626	—	1,174,292,155
Bonds
Corporate Bonds & Notes	—	182,674,912	—	182,674,912
Convertible Bonds
Technology	—	24,559,115	200	24,559,315
All Other Industries	—	105,695,737	—	105,695,737
Preferred Debt	4,132,500	—	—	4,132,500
Total Bonds	4,132,500	312,929,764	200	317,062,464
Mutual Funds
Money Market Funds	27,426,759	—	—	27,426,759
Total Mutual Funds	27,426,759	—	—	27,426,759
Investments in Securities	1,127,331,788	391,449,390	200	1,518,781,378
Derivatives
Liabilities
Futures Contracts	(46,589)	—	—	(46,589)
Total	1,127,285,199	391,449,390	200	1,518,734,789

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain convertible bonds classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to unavailable market quotes. As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

	Transfers In			Transfers Out
Level 2 ($)		Level 3 ($)	Level 2 ($)		Level 3 ($)
—		10,000	10,000		—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Tri-Continental Corporation

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 21, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 21, 2014